Mar. 24, 2016
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY FUNDS

MainStay International Equity Fund (the “Fund”)

Supplement dated March 24, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 29, 2016,

At a meeting held on March 22 – 23, 2016, at the recommendation of New York Life Investment Management LLC, the Board of Trustees ("Board") of The MainStay Funds ("Trust") approved the following modifications of the Fund’s principal investment strategies:

In the section entitled “Principal Investment Strategies: Investment Process,” the second paragraph is updated to state:

Principal Investment Strategies

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) companies located in emerging markets (currently limited to 25% of the Fund’s assets measured at the time of investment).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.